CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo)
Accumulated depreciation of other property and equipment	$ 1,665	$ 868